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                                UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F

                             Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: 12/31/01
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
This Amendment (Check only one.):    / / is a restatement.
                                     / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         LONGVIEW MANAGEMENT GROUP, LLC
                 -----------------------------------------------
   Address:      222 N. LASALLE STREET, #2000, CHICAGO, IL 60601
                 -----------------------------------------------

                 -----------------------------------------------

                 -----------------------------------------------

Form 13F File Number: 28-4651
                         ---------------------

    The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Richard Boberg
         -------------------------------
Title:   Vice President
         -------------------------------
Phone:   312-236-6300
         -------------------------------

Signature, Place, and Date of Signing:
/s/ Richard Boberg
-------------------------------
[Signature]

Chicago, Illinois
-----------------
[City, State]

January 31, 2002
----------------
[Date]

Report Type (Check only one.):

    /X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

    / / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

    / / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager. (If there are no entries in this list, omit this section.)

Form 13F File Number 28-
                        ---------------------------------------------------
Name
                        ---------------------------------------------------
(Repeat as necessary.)

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          None
                                            --------------------

Form 13F Information Table Entry Total:     18
                                            --------------------

Form 13F Information Table Value Total:    $  29,090
                                            -------------------- (thousands)

THE CONFIDENTIAL PORTION OF THIS FORM 13F HAS BEEN OMITTED AND FILED SEPARATELY
                                 WITH THE SEC.

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.                     None
                        ---------------------------------------------------
Form 13F File Number 28-
                        ---------------------------------------------------
Name
                        ---------------------------------------------------
(Repeat as necessary.)

                               13F HOLDINGS REPORT
                                  12/31/01

           ITEM 1:              ITEM 2:   ITEM 3:     ITEM 4:        ITEM 5:             ITEM 6:      ITEM 7:        ITEM 8:

                                                                                    INVESTMENT DISCR             VOTING AUTHORITY

           NAME OF             TITLE OF   CUSIP        FAIR        SHARES OR
           ISSUER               CLASS     NUMBER   MARKET VALUE PRINCIPLE AMOUNT    SOLE SHARED OTHER MANAGERS   SOLE   SHARED NONE
AETNA INC NEW                    Com     00817Y108          758           22,977 SH  X                Longview  22,977
ALLTEL CORP                      Com     020039103        3,499           56,685 SH  X                Longview  56,685
AMERICAN INTL GROUP              Com     026874107          417            5,247 SH  X                Longview   5,247
BANK ONE CORP.                   Com     06423A103       13,005          333,024 SH  X                Longview 333,024
BAXTER INTERNATIONAL             Com     071813109          246            4,592 SH  X                Longview   4,592
COMPUTER ASSOC INTL              Com     204912109            0           17,555 SH  X                Longview  17,555
EMERSON ELECTRIC                 Com     291011104        3,266           57,202 SH  X                Longview  57,202
GENERAL DYNAMICS                 Com     369550108        1,067           13,400 SH  X                Longview  13,400
GENERAL ELECTRIC                 Com     369604103          804           20,072 SH  X                Longview  20,072
HILTON HOTELS                    Com     432848109        1,283          117,499 SH  X                Longview 117,499
INTEL CORP                       Com     458140100          304            9,674 SH  X                Longview   9,674
MAYTAG CORP                      Com     578592107        1,070           34,472 SH  X                Longview  34,472
NOVELL INC                       Com     670006105           50           10,800 SH  X                Longview  10,800
PARK PLACE ENTERTAINMENT CORP.   Com     700690100        1,077          117,499 SH  X                Longview 117,499
PFIZER INC                       Com     717081103          528           13,262 SH  X                Longview  13,262
PITNEY BOWES INC                 Com     724479100          211            5,600 SH  X                Longview   5,600
SUNGARD DATA SYS INC             Com     867363103          526           18,176 SH  X                Longview  18,176
US BANCORP DEL (NEW)             Com New 902973304          978           46,726 SH  X                Longview  46,726

TOTAL                                                    29,090          904,464                               904,464

THE CONFIDENTIAL PORTION OF THIS FORM 13F HAS BEEN OMITTED AND FILED SEPARATELY
                                 WITH THE SEC.